Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Line Items]
Schedule of Class A ordinary shares subject to possible redemption
As of September 30, 2025, the Class A Ordinary Shares subject to possible redemption reflected in the condensed consolidated balance sheet are reconciled in the following table:

Gross proceeds	$414,000,000
Less:
Proceeds allocated to Public Warrants	(3,177,450)
Class A Ordinary Shares issuance cost	(4,591,537)
Plus:
Accretion of carrying value to redemption value	8,927,505

Class A Ordinary Shares subject to possible redemption, June 30, 2025	415,158,518
Plus:
Accretion of carrying value to redemption value	4,393,948

Class A Ordinary Shares subject to possible redemption, September 30, 2025	$419,552,466

Schedule of calculation of basic and diluted net income (loss) per ordinary share
The following table reflects the calculation of basic and diluted net loss per Ordinary Share:

	For the Three Months Ended September 30,					For the Nine Months Ended September 30,		For the Period from January 4, 2024 (inception) through September 30,
	2025			2024		2025		2024
	Class A		Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$	(26,746,333)	$(6,638,478)	$—	$(69)	$(21,560,097)	$(9,869,628)	$—	$(51,910)
Denominator:
Basic weighted average shares outstanding		41,700,000	10,350,000	—	9,000,000	21,156,618	9,684,926	—	9,000,000

Basic and diluted net loss per share		$(0.64)	$(0.64)	$—	$(0.00)	$(1.02)	$(1.02)	$—	$(0.01)

ColdQuanta Inc dba Infleqtion [Member]
Accounting Policies [Line Items]
Schedule of fair value of financial instruments that were measured at fair value on a recurring basis
The following table sets forth the fair value of financial instruments that were measured at fair value on a recurring basis (in thousands):

	As of
	September 30, 2025				December 31, 2024
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	$19,423	$19,423	$—	$—	$42,740	$42,740	$—	$—
Available-for-sale s ecurities	51,415	51,415	—	—	—	—	—	—

Total financial assets	$70,838	$70,838	$—	$—	$42,740	$42,740	$—	$—

The following table sets forth the fair value of financial instruments that were measured at fair value on a recurring basis (in thousands):

	As of December 31,
	2024				2023
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Financial Assets:
Money market funds	$42,740	$42,740	$—	$—	$23,432	$23,432	$—	$—
Available-for-sale Securities	—	—	—	—	12,660	12,660	—	—

Total financial assets	$42,740	$42,740	$—	$—	$36,092	$36,092	$—	$—

Financial Liabilities:
Simple Agreement for Future Equity (SAFE)	$—	$—	$—	$—	$1,425	$—	$—	$1,425

Total financial liabilities	$—	$—	$—	$—	$1,425	$—	$—	$1,425

Schedule of depreciation and amortization expense

Assets	Years
Computers and equipment	3-5
Software and website	3
Leasehold improvements	Shorter of useful life or lease term

Schedule of Previously Reported Financial Statements
Consolidated Balance Sheet

	As of December 31, 2024
	As Reported	Adjustments	As Adjusted
ASSETS
CURRENT ASSETS:
Accounts receivable	$3,492	$541	$4,033
Unbilled receivables	4,863	(1,305)	3,558

Total current assets	61,715	(764)	60,951
Property and equipment, net	9,915	100	10,015
Operating lease right-of-use assets	5,131	269	5,400

TOTAL ASSETS	$86,713	$(395)	$86,318

LIABILITIES, CONVERTIBLE REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT
CURRENT LIABILITIES:
Accrued liabilities	$9,081	$197	$9,278

Total current liabilities	16,530	197	16,727

TOTAL LIABILITIES	21,712	197	21,909
Accumulated deficit	(198,699)	(592)	(199,291)

Total Stockholders’ Deficit	(182,583)	(592)	(183,175)

Total Liabilities, Convertible Redeemable Preferred Stock and Stockholders’ Deficit	$86,713	$(395)	$86,318

Consolidated Statements of Operations and Comprehensive Loss

	For the period ended December 31, 2024
	As Reported	Adjustments	As Adjusted
Cost of revenue
Cost of products	$16,266	$1,305	$17,571
Cost of services	2,185	16	2,201

Total cost of revenue	18,451	1,321	19,772

Gross profit	10,385	(1,321)	9,064

General and administrative	24,209	(334)	23,875
Grant income	(994)	(63)	(1,057)

Loss from operations	(52,084)	(924)	(53,008)

Other, net	(353)	332	(21)

Total other (expense) income, net	(1,090)	332	(758)

Loss before income taxes	(53,174)	(592)	(53,766)

Net loss	$(53,172)	$(592)	$(53,764)

Comprehensive loss	$(52,698)	$(592)	$(53,290)

Net loss per share attributable to common stockholders - basic and diluted	$(1.34)	$(0.01)	$(1.35)

Consolidated Statements of Cash Flows

	For the period ended December 31, 2024
	As Reported	Adjustments	As Adjusted
Cash flows from operating activities
Net loss	$(53,172)	$(592)	$(53,764)
Depreciation and amortization expense	2,716	(100)	2,616
Accounts receivable	(1,440)	(541)	(1,981)
Unbilled receivables	(3,559)	1,305	(2,254)
Accrued liabilities	3,366	197	3,563
Operating lease right-of-use assets	(2,242)	(269)	(2,511)

Net cash used in operating activities	(32,467)	—	(32,467)

Schedule of Unrealized Gain (Loss) on Investments
The following table summarizes the unrealized positions disaggregated by class of instrument as of September 30, 2025:

	At September 30, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Treasury securities	$12,073	$25	$—	$12,098
Corporate debt	39,237	80	—	39,317

Total	$51,310	$105	$—	$51,415

Schedule of Amortized Cost and Fair Value of Securities by Contractual Maturity
The following table provides the amortized cost and fair value of securities by contractual maturity as of September 30, 2025:

Fair Value
Maturing within one year	$31,132
Maturing after one to five years	20,283

Total	$51,415